SHARE-BASED COMPENSATION ARRANGEMENTS (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	1,852	2,386
Forfeited during the year	(211)	(361)
Exercised during the year	(273)	(173)
Number of options, Outstanding	1,368	1,852
Number of options, Exercisable	1,027	1,043
Weighted average exercise price, Outstanding | $ / shares	$ 15.82	$ 14.62
Forfeited during the year | $ / shares	17.93	12.66
Exercised during the year | $ / shares	4.15	1.34
Weighted average exercise price, Outstanding | $ / shares	$ 17.83	$ 15.82